Share-based Payment	6 Months Ended
Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based Payment

Note 8—Share-based Payment

As an incentive to the senior management, other employees, members of the Board and select consultants, Ascendis Pharma A/S has established warrant programs, a Restricted Stock Unit (“RSU”) program adopted in December 2021, and a Performance Stock Unit (“PSU”) program adopted in February 2023, which are all classified as equity-settled share-based payment transactions.

Share-based Compensation Costs

Share-based compensation costs are determined using the grant date fair value and are recognized over the vesting period as research and development expenses, selling, general and administrative expenses, or cost of sales. For the three and six months ended June 30, 2025 and 2024, share-based compensation costs recognized in the unaudited condensed consolidated interim statement of profit or loss were €30.0 million and €55.6 million, respectively, and €26.0 million and €43.3 million, respectively.

Restricted Stock Unit Program

RSUs are granted by the Board to members of senior management, other employees and members of the Board (the “RSU-holders”), as stipulated in the program. In addition, RSUs may be granted to select consultants.

One RSU represents a right for the RSU-holder to receive one ADS representing ordinary shares of Ascendis Pharma A/S upon vesting, if the vesting conditions are met. RSUs granted vest over three years with 1/3 of the RSUs vesting on each anniversary date from the date of grant, and require RSU-holders to be employed, appointed as member of the Board, or retained as a consultant (the “service conditions”).

Performance Stock Unit Program

PSUs are granted by the Board to certain members of senior management (the “PSU-holders”), as stipulated in the program. In addition, PSUs may be granted to other employees, select consultants and members of the Board.

One PSU represents a right for the PSU-holder to receive one ADS representing ordinary shares of Ascendis Pharma A/S upon vesting. PSUs vest in a manner similar to the service conditions of the RSUs. In addition to service conditions, vesting is also contingent upon achievement of long-term strategic goals as evaluated by the Board no later than two weeks prior to each vesting date. Exceeding performance targets will not result in vesting of more PSUs than 100%, nor will it result in additional grants.

RSU and PSU Activity

The following table specifies the number of outstanding RSUs and PSUs:

	Restricted Stock Units	Performance Stock Units	Total
Outstanding	(Number)
January 1, 2025	993,807	156,667	1,150,474
Granted during the period	634,589	73,583	708,172
Settled during the period	(60,056)	(15,716)	(75,772)
Transferred during the period	(321,392)	(46,588)	(367,980)
Forfeited during the period	(43,820)	(2,688)	(46,508)
June 30, 2025	1,203,128	165,258	1,368,386
Specified by vesting year
2026	574,370	86,659	661,029
2027	420,930	54,066	474,996
2028	207,828	24,533	232,361
June 30, 2025	1,203,128	165,258	1,368,386

Warrant Program

Warrants are granted by the Board in accordance with authorizations given to it by the shareholders of Ascendis Pharma A/S to all employees, members of the Board and select consultants. Each warrant carries the right to subscribe for one ordinary share of a nominal value of DKK 1. The exercise price is fixed at the fair market value of the Company’s ordinary shares at the time of grant as determined by the Board.

Warrant Activity

The following table specifies the number and weighted average exercise prices of, and movements in, warrants:

	Warrants	Weighted Average Exercise Price
	(Number)	(EUR)
Outstanding
January 1, 2025	6,204,122	93.25
Granted during the period	246,743	131.88
Exercised during the period	(461,976)	55.66
Forfeited during the period	(75,422)	100.21
June 30, 2025	5,913,467	97.74
Vested at June 30, 2025	4,995,826	93.72

The exercise prices of outstanding warrants under the Company’s warrant programs range from €11.98 to €150.80 depending on the grant dates.